Label	Element	Value
Invesco Dynamic Media ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED JUNE 22, 2023 TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 26, 2022,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Dynamic Media ETF (PBS)
(the “Fund”)
Important Notice Regarding Changes in the Name, Ticker Symbol, Investment
Objective, Underlying Index, Index Provider and Principal Investment Strategy
of the Fund
At a meeting held on June 22, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the "Board") approved changes to the name, ticker symbol, investment objective, underlying index, index provider and principal investment strategy of the Fund. These changes will be effective after the close of markets on August 25, 2023 (the “Effective Date”).
Therefore, after the close of markets on the Effective Date, the following changes will occur:
1.) Name and Ticker Symbol Change. The Fund’s name will change to Invesco Next Gen Media and Gaming ETF, and its ticker symbol will change to GGME.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco Dynamic Media ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the components of the New Underlying Index.
Please Retain This Supplement For Future Reference.